Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Yorktown Class A Class L And Institutional Class | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Annual Return [Percent]	10.90%	7.34%	19.37%	(26.74%)	15.80%	28.57%	30.42%	(14.46%)	26.24%	5.45%
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	5.93%	4.48%	6.09%	(4.92%)	0.24%	3.11%	5.36%	0.37%	4.72%	5.35%
Yorktown Multi Sector Bond Fund Class A Class L And Institutional Class | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.94%	5.75%	7.69%	(12.30%)	4.36%	(1.50%)	16.00%	(6.38%)	10.58%	16.74%
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.64%	6.01%	14.19%	(25.18%)	24.58%	30.31%	21.84%	(7.93%)	9.00%
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund Class C
Prospectus [Line Items]
Annual Return [Percent]	6.01%	4.74%	6.49%	(13.06%)	3.19%	(2.50%)	14.92%	(7.26%)	9.47%